Segment reporting	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Segment reporting
40.	Segment reporting
The Company primarily operates in the automotive segment. The automotive segment includes all activities relating to development, design, manufacture, assembly and sale of vehicles including financing thereof, as well as sale of related parts and accessories. The Company provides financing for vehicles sold by dealers in India. The vehicle financing is intended to drive sale of vehicles by providing financing to the dealers’ customers and as such is an integral part of automotive business. The operating results for Vehicle Financing has been adjusted only for finance cost for the borrowings sourced by this segment.
a) Automotive: The Automotive segment consists of four reportable sub-segments:
Tata Commercial Vehicles, Tata Passenger Vehicles, Jaguar Land Rover and Vehicle Financing.
b) Others: Others consist of IT services and machine tools and factory automation solutions
This segment information is provided to and reviewed by the Company’s
Chief
Operating
Decision Maker (CODM).

	For the year ended March 31, 2020
	Automotive and related activity
	Tata and other brand vehicles *								Vehicle Financing		Jaguar Land Rover		Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	Commercial Vehicles		Passenger Vehicles		Unallocable		Total
	(In millions)
Revenues:
External revenue	Rs.	362,125.1	Rs.	103,881.5	Rs.	—	Rs.	466,006.6	Rs.	40,255.1	Rs.	2,070,320.9	Rs.	—	Rs.	2,576,582.6	Rs.	17,668.6	Rs.	—	Rs.	2,594,251.2	US$	34,286.0
Inter-segment/intra-segment revenue	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	—	Rs.	12,707.3	Rs.	(12,707.3)	Rs.	—	US$	—

Total revenues	Rs.	362,125.1	Rs.	103,881.5	Rs.	—	Rs.	466,006.6	Rs.	40,255.1	Rs.	2,070,320.9	Rs.	—	Rs.	2,576,582.6	Rs.	30,375.9	Rs.	(12,707.3)	Rs.	2,594,251.2	US$	34,286.0

Earnings before other income, interest and tax (a)	Rs.	(7,642.8)	Rs.	(44,833.1)	Rs.	(3,794.0)		(56,269.9)		25,766.4		(6,656.6)		—		(37,160.1)		3,338.9		(554.3)		(34,375.5)		(454.3)
Finance costs pertaining to borrowings sourced by vehicle financing segment										(30,793.1)						(30,793.1)						(30,793.1)		(407.0)
Segment results		(7,642.8)		(44,833.1)		(3,794.0)		(56,269.9)		(5,026.7)		(6,656.6)		—		(67,953.2)		3,338.9		(554.3)		(65,168.6)		(861.3)
Share of profit/(loss) of equity accounted investees (net)		—		—		337.0		337.0		—		(10,337.0)		—		(10,000.0)				—		(10,000.0)		(132.2)
Reconciliation to net income/(loss):
Assets written off/loss on sale of assets and others (net)																						(3,131.9)		(41.4)
Other income/(loss) (net)																						16,009.4		211.6
Foreign exchange gain/(loss) (net)																						(16,985.4)		(224.5)
Interest income																						11,696.9		154.6
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(41,760.0)		(552.0)
Income tax expense																						(3,644.5)		(48.2)

Net Income/(loss)																					Rs.	(112,984.1)	US$	(1,493.4)

Depreciation and amortization	Rs.	15,971.5	Rs.	16,728.1	Rs.	1,630.5	Rs.	34,330.1	Rs.	509.5	Rs.	172,447.3	Rs.	—	Rs.	207,286.9	Rs.	1,039.7	Rs.	(694.5)	Rs.	207,632.1	US$	2,744.1
Capital expenditure	Rs.	23,283.3	Rs.	21,259.4	Rs.	4,263.9	Rs.	48,806.6	Rs.	1,095.7	Rs.	253,770.8	Rs.	—	Rs.	303,673.1	Rs.	(728.3)	Rs.	—	Rs.	302,944.8	US$	4,003.8

Segment assets	Rs.	228,208.5	Rs.	152,956.5	Rs.	34,693.7	Rs.	415,858.7	Rs.	335,876.4	Rs.	1,834,868.3	Rs.	—	Rs.	2,586,603.4	Rs.	24,402.1	Rs.	(13,946.9)	Rs.	2,597,058.6	US$	34,323.1
Assets classified as held for sale						1,944.3		1,944.3				—		—		1,944.3		—		—		1,944.3		25.7
Investment in equity accounted investees		—		—		4,689.6		4,689.6				33,843.6		—		38,533.2		5,655.7				44,188.9		584.0
Reconciliation to total assets:
Investments																						118,895.8		1,571.3
Current and non-current income tax assets																						12,962.9		171.3
Deferred income taxes																						54,578.6		721.3
Other unallocated financial assets 1																						311,173.0		4,112.6

Total assets																					Rs.	3,140,802.1	US$	41,509.3

Segment liabilities	Rs.	129,613.0	Rs.	49,540.6	Rs.	14,568.4	Rs.	193,722.0	Rs.	5,284.9	Rs.	1,033,284.4	Rs.	—	Rs.	1,232,291.3	Rs.	7,879.3	Rs.	(3,309.8)	Rs.	1,236,860.8	US$	16,346.5
Reconciliation to total liabilities:
Borrowings																						1,187,997.1		15,700.8
Current income tax liabilities																						10,415.8		137.7
Deferred income taxes																						19,418.7		256.7
Other unallocated financial liabilities 2																						88,075.0		1,163.9

Total liabilities																					Rs.	2,542,767.4	US$	33,605.6

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
1.	Includes interest-bearing deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net) (excluding government incentives), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended March 31, 2019
	Automotive and related activity
	Tata and other brand vehicles *
	Commercial Vehicles		Passenger Vehicles		Unallocable**		Total		Vehicle Financing		Jaguar Land Rover		Intra-segment eliminations		Total		Others		Inter-segment eliminations		Total
	(In millions)
Revenues:
External revenue	Rs.	579,496.9	Rs.	141,622.2	Rs.	—	Rs.	721,119.1	Rs.	33,995.5	Rs.	2,216,656.9	Rs.	—	Rs.	2,971,771.5	Rs.	21,890.9	Rs.	—	Rs.	2,993,662.4
Inter-segment/intra-segment revenue	Rs.	—	Rs.	26.8	Rs.	—	Rs.	26.8	Rs.	1,129.5	Rs.	—	Rs.	(1,156.3)	Rs.	—	Rs.	13,432.8	Rs.	(13,432.8)	Rs.	—

Total revenues	Rs.	579,496.9	Rs.	141,649.0	Rs.	—	Rs.	721,145.9	Rs.	35,125.0	Rs.	2,216,656.9	Rs.	(1,156.3)	Rs.	2,971,771.5	Rs.	35,323.7	Rs.	(13,432.8)	Rs.	2,993,662.4

Earnings before other income, interest and tax (a)	Rs.	34,007.1	Rs.	(15,842.3)	Rs.	(4,761.8)		13,403.0		21,153.3		(323,812.6)		—		(289,256.3)		4,103.6		(1,201.8)		(286,354.5)
Finance costs pertaining to borrowings sourced by vehicle financing segment										(26,156.5)						(26,156.5)						(26,156.5)
Segment results		34,007.1		(15,842.3)		(4,761.8)		13,403.0		(5,003.2)		(323,812.6)		—		(315,412.8)		4,103.6		(1,201.8)		(312,511.0)
Share of profit/(loss) of equity accounted investees (net)		—		—		416.7		416.7		(7.2)		753.7		—		1,163.2		931.8		—		2,095.0
Reconciliation to net income/(loss):																						—
Assets written off/loss on sale of assets and others (net)																						(13,186.7)
Other income/(loss) (net)																						35,438.7
Foreign exchange gain/(loss) (net)																						(5,824.2)
Interest income																						7,864.6
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(31,429.5)
Income tax (expense)/credit																						25,425.0

Net Income/(loss)																					Rs.	(292,128.1)

Depreciation and amortization	Rs.	16,164.1		13,626.0		1,524.3		31,314.4		186.5	Rs.	197,437.4	Rs.	—	Rs.	228,938.3	Rs.	1,617.1	Rs.	(357.6)	Rs.	230,197.8
Capital expenditure	Rs.	20,100.8		29,331.7		763.5		50,196.0		719.6	Rs.	290,656.3		—		341,571.9		664.5				342,236.4

Segment assets	Rs.	237,225.5	Rs.	176,558.2	Rs.	15,037.0	Rs.	428,820.7	Rs.	382,615.8	Rs.	1,670,913.0	Rs.	—	Rs.	2,482,349.5	Rs.	20,037.4	Rs.	(12,252.5)	Rs.	2,490,134.4
Assets classified as held for sale		1,622.4		—		—		1,622.4				—		—		1,622.4		—		—		1,622.4
Investment in equity accounted investees		—		—		4,225.5		4,225.5		26.6		43,181.7		—		47,433.8		5,915.0		—		53,348.8
Reconciliation to total assets:																		—
Investments																						104,358.4
Current and non-current income tax assets																						12,089.3
Deferred income taxes																						51,511.1
Other unallocated financial assets 1																						274,055.5

Total assets																					Rs.	2,987,119.9

Segment liabilities	Rs.	157,447.7	Rs.	36,347.5	Rs.	17,521.3	Rs.	211,316.5	Rs.	7,114.3	Rs.	1,039,660.5	Rs.	(3,376.5)	Rs.	1,254,714.8	Rs.	5,290.7	Rs.	(2,520.6)	Rs.	1,257,484.9
Reconciliation to total liabilities:
Borrowings																						1,059,910.7
Current income tax liabilities																						10,176.4
Deferred income taxes																						14,910.4
Other unallocated financial liabilities 2																						86,570.1

Total liabilities																					Rs.	2,429,052.5

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable.
1.	Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

	For the year ended/as at March 31, 2018
	Automotive and related activity
	Tata and other brand vehicles*
	Commercial Vehicles		Passenger Vehicles		Unallocable**		Total		Vehicle Financing		Jaguar Land Rover		Intra- segment eliminations		Total		Others		Inter-segment eliminations		Total
	(In millions)
Revenues:
External revenue		Rs.494,917.2	Rs.	128,840.3	Rs.	96.3	Rs.	623,853.8	Rs.	26,040.3	Rs.	2,214,492.3	Rs.	—	Rs.	2,864,386.4	Rs.	18,564.7	Rs.	—	Rs.	2,882,951.1
Inter-segment/intra-segment revenue		—		77.9		—		77.9		111.9		—		(111.9)		77.9		12,770.0		(12,847.9)		—

Total revenues	Rs.	494,917.2	Rs.	128,918.2	Rs.	96.3	Rs.	623,931.7	Rs.	26,152.2	Rs.	2,214,492.3	Rs.	(111.9)	Rs.	2,864,464.3	Rs.	31,334.7	Rs.	(12,847.9)	Rs.	2,882,951.1

Earnings before other income, interest and tax (a)		36,694.4		(29,998.8)		(4,082.1)		2,613.5		17,079.3		84,952.3		—		104,645.1		3,045.8		(1,456.3)		106,234.6
Finance costs pertaining to borrowings sourced by vehicle financing segment										(19,053.0)						(19,053.0)						(19,053.0)
Segment results		36,694.4		(29,998.8)		(4,082.1)		2,613.5		(1,973.7)		84,952.3		—		85,592.1		3,045.8		(1,456.3)		87,181.6
Share of profit/(loss) of equity accounted investees		—		—		301.8		301.8		—		21,389.2		—		21,691.0		1,091.6		—		22,782.6
Reconciliation to net income:
Assets written off/loss on sale of assets and others (net)																						(29,148.6)
Other income/(loss) (net)																						47,873.3
Foreign exchange gain/(loss) (net)																						(4,332.9)
Interest income																						7,122.4
Interest expense (net) (excluding pertaining to borrowings sourced by vehicle financing segment)																						(27,738.3)
Income tax expense																						(37,678.2)

Net Income																					Rs.	66,061.9

Depreciation and amortization	Rs.	15,417.3	Rs.	14,368.1	Rs.	1,457.4	Rs.	31,242.8	Rs.	183.4	Rs.	177,830.8	Rs.	—	Rs.	209,257.0	Rs.	561.2	Rs.	—	Rs.	209,818.2
Capital expenditure	Rs.	13,554.5	Rs.	19,145.1	Rs.	859.8	Rs.	33,559.4	Rs.	471.5	Rs.	380,417.9	Rs.	—	Rs.	414,448.8	Rs.	841.6	Rs.	(187.8)	Rs.	415,102.6

Segment assets	Rs.	206,937.3	Rs.	136,472.5	Rs.	63,355.4	Rs.	406,765.2	Rs.	276,709.4	Rs.	1,967,993.9	Rs.	(6.0)	Rs.	2,651,462.5	Rs.	3,303.8	Rs.	(12,031.4)	Rs.	2,642,734.9
Assets classified as held for sale		2,233.3		—		—		2,233.3				—		—		2,233.3		27,569.1		(3,950.5)		25,851.9
Investment in equity accounted investees		—		—		3,855.0		3,855.0		—		45,023.9		—		48,878.9		—		—		48,878.9
Investment in equity accounted investees (held for sale)		—		—		—		—		—		—		—		—		4,973.5		—		4,973.5
Reconciliation to total assets:
Investments																						154,214.0
Current and non-current income tax assets																						11,086.4
Deferred income taxes																						41,064.6
Other unallocated financial assets 1																						306,706.5

Total assets																					Rs.	3,235,510.7

Segment liabilities	Rs.	135,371.8	Rs.	31,371.7	Rs.	27,198.3	Rs.	193,941.8	Rs.	7,244.0	Rs.	1,048,546.1	Rs.	(7.1)	Rs.	1,249,724.8	Rs.	840.2	Rs.	(3,152.2)	Rs.	1,247,412.8
Liabilities classified as held for sale		—										—		—		—		10,701.8		—		10,701.8
Reconciliation to total liabilities:
Borrowings																						888,706.8
Current income tax liabilities																						15,590.7
Deferred income taxes																						61,257.8
Other unallocated financial liabilities 2																						98,320.0

Total liabilities																					Rs.	2,321,989.9

*	Tata and other brand vehicles include Tata Daewoo and Fiat brand vehicles.
**	Corporate expenses for Tata Motors Limited not identifiable to reportable segments kept as unallocable. 1. Includes interest-bearing loans and deposits and accrued interest income.
2.	Includes interest accrued and other interest bearing liabilities.
a.
Earnings before other income, interest and tax is Earnings before share of profit/(loss) of equity accounted investees (net), assets written off/loss on sale of assets and others (net), other income/(loss) (net), foreign exchange gains/(loss) (net), interest income, interest expense (net) and income tax expense.

Entity-wide disclosures
Information concerning principal geographic areas is as follows:
Net sales to external customers by geographic area by location of customers:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
India	US$	6,153.0	Rs.	465,564.5	Rs.	678,148.1	Rs.	578,403.3
United States of America		6,836.9		517,316.1		512,511.1		448,881.5
United Kingdom		5,536.1		418,890.7		559,993.0		418,970.3
Rest of Europe		5,698.0		431,138.1		452,087.8		470,288.0
China		3,928.8		297,271.0		303,929.1		481,675.0
Rest of the World		6,133.2		464,070.8		486,993.3		484,733.0

Total revenues	US$	34,286.0	Rs.	2,594,251.2	Rs.	2,993,662.4	Rs.	2,882,951.1

Non-current
assets (Property, plant and equipment, Intangible assets, Right of use assets, other non-current assets and Goodwill) by geographic area:

	As at March 31,
	2020		2020		2019
	(In millions)
India	US$	3,496.1	Rs.	264,529.2	Rs.	248,726.3
United States of America		107.6		8,138.9		2,919.9
United Kingdom		14,796.2		1,119,559.0		981,062.7
Rest of Europe		1,434.6		108,549.8		94,708.0
China		209.4		15,842.6		1,409.2
Rest of the World		451.4		34,157.6		25,137.5

Total	US$	20,495.3	Rs.	1,550,777.1	Rs.	1,353,963.6

Information about product revenues:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Tata and Fiat vehicles	US$	5,761.0	Rs.	435,908.8	Rs.	682,076.2	Rs.	575,483.5
Tata Daewoo commercial vehicles		403.0		30,492.4		39,042.9		48,370.3
Jaguar Land Rover vehicles		27,361.7		2,070,320.9		2,216,656.9		2,214,492.3
Others		256.4		19,401.3		21,890.9		18,564.7

Sub-total		33,782.1		2,556,123.4		2,959,666.9		2,856,910.8
Finance revenues		503.9		38,127.8		33,995.5		26,040.3

Total revenues	US$	34,286.0	Rs.	2,594,251.2	Rs.	2,993,662.4	Rs.	2,882,951.1